Note 16 - Convertible Notes (Details) - Convertible Notes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Feb. 28, 2014	Dec. 31, 2011
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance	$ 97,121		$ 101,651		$ 62,552			$ 53,391
Long term convertible notes	11,436
Amortization of the Beneficial Conversion Feature	258		264		71,561
Cash payments	(305)		(125)
Warrants attached	(170)		(142)
Notes Converted to shares	(25,580)		(25,530)
Partial Conversion of the Convertible Senior Notes					(124,900)
Convertible Notes Issued (Cancelled)	21,267		64,880		62,500
Beneficial Conversion Feature			(248)
Short term convertible notes	85,685		101,651
Senior Convertible 7% Notes [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance	82	[1]	65	[1]	52	[1]		53,391	[1]
Long term convertible notes		[1]
Amortization of the Beneficial Conversion Feature	17	[1]	13	[1]	71,561	[1]
Cash payments		[1]		[1]
Warrants attached		[1]		[1]
Notes Converted to shares		[1]		[1]
Partial Conversion of the Convertible Senior Notes					(124,900)	[1]
Convertible Notes Issued (Cancelled)		[1]		[1]		[1]
Beneficial Conversion Feature				[1]
Short term convertible notes	82	[1]
Senior Convertible 4.5% Notes [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance	62,500	[2]	62,500	[2]	62,500	[2]			[2]
Long term convertible notes		[2]
Amortization of the Beneficial Conversion Feature		[2]		[2]		[2]
Cash payments		[2]		[2]
Warrants attached		[2]		[2]
Notes Converted to shares		[2]		[2]
Partial Conversion of the Convertible Senior Notes						[2]
Convertible Notes Issued (Cancelled)		[2]		[2]	62,500	[2]
Beneficial Conversion Feature				[2]
Short term convertible notes	62,500	[2]
Tiger Note [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance		[3]		[3]		[3]			[3]
Long term convertible notes		[3]
Amortization of the Beneficial Conversion Feature		[3]		[3]		[3]
Cash payments		[3]		[3]
Warrants attached		[3]		[3]
Notes Converted to shares			(2,855)	[3]
Partial Conversion of the Convertible Senior Notes						[3]
Convertible Notes Issued (Cancelled)		[3]	2,855	[3]		[3]
Beneficial Conversion Feature				[3]
Short term convertible notes		[3]
Senior Convertible Promissory 15% Note [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance		[4]		[4]		[4]			[4]
Long term convertible notes		[4]
Amortization of the Beneficial Conversion Feature		[4]	248	[4]		[4]
Cash payments				[4]
Warrants attached		[4]		[4]
Notes Converted to shares		[4]	(1,000)	[4]
Partial Conversion of the Convertible Senior Notes						[4]
Convertible Notes Issued (Cancelled)		[4]	1,000	[4]		[4]
Beneficial Conversion Feature			(248)	[4]
Short term convertible notes		[4]
8% and 4.4% Notes [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance	8,200	[5]	1,525	[5]		[5]			[5]
Long term convertible notes	5,273	[5]
Amortization of the Beneficial Conversion Feature		[5]		[5]		[5]
Cash payments	(55)	[5]		[5]
Warrants attached		[5]		[5]
Notes Converted to shares	(5,628)	[5]		[5]
Partial Conversion of the Convertible Senior Notes						[5]
Convertible Notes Issued (Cancelled)	12,358	[5]	1,525	[5]		[5]
Beneficial Conversion Feature				[5]
Short term convertible notes	2,927	[5]
12% Convertible Debentures and Notes [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance	6,276	[6]	361	[6]		[6]			[6]
Long term convertible notes		[6]
Amortization of the Beneficial Conversion Feature	241	[6]	3	[6]		[6]
Cash payments		[6]		[6]
Warrants attached	(170)	[6]	(142)	[6]
Notes Converted to shares	(932)	[6]		[6]
Partial Conversion of the Convertible Senior Notes						[6]
Convertible Notes Issued (Cancelled)	6,776	[6]	500	[6]		[6]
Beneficial Conversion Feature				[6]
Short term convertible notes	6,276	[6]
10% Notes [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance	11,663	[7]	20,000	[7]		[7]			[7]
Long term convertible notes	6,163	[7]
Amortization of the Beneficial Conversion Feature		[7]		[7]		[7]
Cash payments	(250)	[7]		[7]
Warrants attached		[7]		[7]
Notes Converted to shares	(14,027)	[7]		[7]
Partial Conversion of the Convertible Senior Notes						[7]
Convertible Notes Issued (Cancelled)	5,940	[7]	20,000	[7]		[7]
Beneficial Conversion Feature				[7]
Short term convertible notes	5,500	[7]
Pallas Notes [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance	8,400	[8]	17,200	[8]		[8]			[8]
Long term convertible notes		[8]
Amortization of the Beneficial Conversion Feature		[8]		[8]		[8]
Cash payments		[8]	(125)	[8]
Warrants attached		[8]		[8]
Notes Converted to shares	(4,300)	[8]	(21,675)	[8]
Partial Conversion of the Convertible Senior Notes						[8]
Convertible Notes Issued (Cancelled)	(4,500)	[8]	39,000	[8]		[8]
Beneficial Conversion Feature				[8]
Short term convertible notes	8,400	[8]
Other Convertible Notes [Member]
Note 16 - Convertible Notes (Details) - Convertible Notes [Line Items]
Balance		[9]		[9]		[9]			[9]
Long term convertible notes		[9]
Amortization of the Beneficial Conversion Feature		[9]		[9]		[9]
Cash payments		[9]		[9]
Warrants attached		[9]		[9]
Notes Converted to shares	(693)	[9]		[9]
Partial Conversion of the Convertible Senior Notes						[9]
Convertible Notes Issued (Cancelled)	693	[9]		[9]		[9]	450
Beneficial Conversion Feature				[9]

[1]	In connection with the recapitalization on October 13, 2009, the Company issued $145,000 in aggregate principal amount of 7% Notes. The 7% Notes were convertible into common shares at a conversion price which after the reverse splits performed since the agreement date, the exercise price has been increased significantly in line with the reverse splits ("Any time" conversion option), subject to adjustment for certain events, including certain distributions by the Company of cash, debt and other assets, spin offs and other events. The issuance of the 7% Notes was pursuant to the Indenture dated October 13, 2009, between the Company and Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.), and the Note Purchase Agreement, executed by each of Investment Bank of Greece and Focus as purchasers. All of the outstanding 7% Notes owned by Focus were pledged to, and their acquisition was financed by, Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.) $20,000 of the proceeds of the 7% Notes were used to partially repay a portion of existing indebtedness and the remaining proceeds were used for general corporate purposes and to fund vessel acquisitions. The Note Purchase Agreement and the Indenture with respect to the 7% Notes contained certain covenants, including, among others, limitations on the incurrence of additional indebtedness, except for approved vessel acquisitions, and limitations on mergers and consolidations. In connection with the issuance of the 7% Notes, the Company entered into a Registration Rights Agreement providing the holders of the 7% Notes with certain demand and other registration rights for the common shares underlying the 7% Notes. The Investment Bank of Greece also received warrants with maturity date October 13, 2015, which after the reverse splits performed since the grant date, the exercise price has been increased significantly in line with the reverse splits, in connection with advisory services provided by the Investment Bank of Greece to the Company. In November 2009, Focus Maritime Corp., a company controlled by Michail Zolotas, the Company's Chairman, Chief Executive Officer and member of the Company's Board of Directors, converted $20,000 of the 7% Notes into approximately 2 new common shares of the Company. In connection with the restructuring of NewLead's debt, on July 2, 2012, the Company entered into an agreement with Focus Maritime Corp. for the conversion of its remaining $124,900 of the 7% Notes, together with interest accrued thereon and future interest payment and an additional fee payable to Focus Maritime Corp. as an inducement for the conversion, into approximately 236 common shares of the Company. Under the agreement with Focus Maritime Corp., the Company may not allow debt to equity conversions on more favorable terms to other debtors.Upon the issuance of the notes, the Company recorded a BCF totaling $100,536 as a contra liability (discount) that had to be amortized into the income statement (via interest charge) over the life of the 7% Notes. For the year ended December 31, 2014, $17 of the BCF was amortized and reflected as interest expense in the statements of operations ($13 for the year ended December 31, 2013, and $71,561 for the year ended December 31 2012). In addition, as a result of the agreement with Focus, the Company recorded an inducement loss of $293,109, which is included in Loss on extinguishment of convertible notes in 2012. Accordingly, in the aggregate, $100 of the 7% Notes remained outstanding as of December 31, 2014 and 2013. As of December 31, 2014, the Company was not in compliance with its financial covenants on this indebtedness and had defaulted on five coupon payments. As such, the full amount outstanding was reclassified to current liabilities.
[2]	In November 2010, the Company entered into an agreement with Lemissoler Maritime Company W.L.L. ("Lemissoler") for the sale and immediate bareboat leaseback of four dry bulk vessels comprised of three Capesize vessels, the Brazil, the Australia, and the China, as well as the Panamax vessel Grand Rodosi. Total consideration for the sale was $86,800 and the bareboat leaseback charter period was eight years. NewLead retained call options to buy the vessels back during the lease period at pre-determined decreasing prices and was obligated to repurchase the vessels for approximately $40,000 at the end of the lease term. The repurchase obligation could be paid partially in cash and partially in common shares, at the Company's option. The Company concluded that it had retained substantially all of the benefits and risks associated with such vessels and has treated the transaction as a financing, resulting in an immediate loss of $2,728 (for those vessels where their fair value was below their carrying amount) and deferred gain of $10,540 (for those vessels where their fair values was above their carrying amount) which had been amortized over the life of each vessel. The unamortized portion of $9,083 as of December 31, 2011 was written off upon the redelivery of the vessels and is reported under discontinued operations. On January 31, 2012, February 7, 2012, February 11, 2012, and March 19, 2012, respectively, pursuant to various redelivery addendums to certain sale and leaseback agreements, the Company completed the redelivery of the four dry bulk vessels, the Australia, the Grand Rodosi, the China and the Brazil, to their owners which are affiliates of Lemissoler. On November 28, 2012, the Company entered into a settlement and standstill agreement (the "Settlement Agreement") with Prime Shipping Holding Ltd ("Prime")(an affiliate of Lemissoler Maritime Company W.L.L. ("Lemissoler") ), which sets out the terms and conditions on which Lemissoler has agreed to the settlement of amounts outstanding and due to them from the Company pursuant to various agreements that had been entered into between the Company and Lemissoler (the "Lemissoler Indebtedness") and a standstill and waiver of Lemissoler's right to take action in respect of the Lemissoler Indebtedness and the failure of the Company to perform their respective obligations under such agreements, which includes, for the avoidance of doubt, any existing or future liabilities under agreements relating to the operation of vessels chartered or assigned to Lemissoler. Pursuant to the Settlement Agreement: (a) the Lemissoler Indebtedness was settled by issuing (i) 98 common shares of the Company to Prime; and (ii) $50,000 aggregate principal amount of the Company's 4.5% Senior Convertible Note due in 2022 issued to Prime ("4.5% Note") with such terms as described below; and (b) all fees, costs and expenses incurred by Prime in connection with the transaction will be paid from the issuance of 1 common share of the Company (covering $400 in fees) to Prime (with any shortfall from the sale of the common shares to be fully paid and settled by the Company, which may be satisfied by issuing further common shares of the Company to Prime). As of December 31, 2012, Prime received 98 common shares of the Company for the outstanding balance and 1 common share of the Company for the fees, costs and expenses incurred by Prime and the Company issued to Prime the 4.5% Note. In addition, in connection with the Settlement Agreement, the Company entered into a registration rights agreement with Prime, pursuant to which NewLead is obligated to file a registration statement or registration statements covering the potential sale of the common shares of the Company issued to Prime and the shares of the Company's common shares issuable upon conversion of the 4.5% Note. Prime may also request that the Company file a registration statement on Form F-3 if NewLead is entitled to use such form, or request that their purchased common shares be covered by a registration statement that the Company is otherwise filing (i.e., piggy-back registration). As a result of the agreement with Prime, the Company recorded an aggregate loss of $50,574 in 2012, which is included in Loss from discontinued operations. On January 30, 2013, the Company was formally released from all of its obligations and liabilities under the relevant finance lease documentation.The $50,000 in aggregate principal amount of its notional 4.5% Senior Convertible Note due in 2022 to Prime issued in December 31, 2012, will bear interest at an annual rate of 4.5%, which is payable quarterly on March 1, June 1, September 1 and December 1 of each year (beginning on March 1, 2013), until maturity in December 2022 or earlier upon redemption, repurchase or conversion in accordance with its terms. At the option of the Company, subject to certain conditions, interest and principal payments may be satisfied by issuing additional common shares of the Company (rather than in cash). The amount of shares to be paid is calculated by dividing (i) the per share amount equal to 80% of the arithmetic average of the daily volume-weighted average price ("VWAPs") of the Company's common shares for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the interest payment date into (ii) an amount equal to the total amount of cash such holder would receive if the aggregate amount of interest on the 4.5% Note was being paid in cash. The 4.5% Note is convertible, at a holder's option, at any time prior to the close of business on the maturity date or earlier upon redemption or repurchase in accordance with its terms. The holder has the right to convert the principal amount of the 4.5% Note, or any portion of such principal amount which is at least $1 (or such lesser principal amount of the 4.5% Note as shall be outstanding at such time), plus accrued and unpaid interest, into that number of fully paid and non-assessable common shares of the Company (as such shares shall then be constituted) obtained by dividing (1) the sum of (x) the principal amount of the 4.5% Note or portion thereof being converted plus (y) accrued and unpaid interest on the portion of the principal amount of the 4.5% Note being converted to the applicable conversion date plus (z) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (y) to the applicable conversion date by (2) the Conversion Price (as defined below) in effect on the applicable conversion date. The Conversion Price means an amount equal to 80% of the arithmetic average of the daily VWAPs of the common shares of the Company for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the conversion date. If the holder does not convert the 4.5% Note prior to the maturity date, then so long as no certain events of default ("Events of Default") or an event triggering a repurchase ("Repurchase Event") has occurred and is continuing, the principal of and accrued interest on the 4.5% Note that is outstanding on the maturity date shall automatically convert, without further action by the holder, into common shares of the Company. The number of common shares issued by the Company to the holder upon such conversion shall be the quotient obtained by dividing (x) the outstanding principal of and accrued interest on the 4.5% Note on the maturity date by (y) the Conversion Price then in effect. The Company may redeem all or part of the outstanding principal amount of the 4.5% Note at any time, subject to certain conditions, at a redemption price in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note plus (2) accrued and unpaid interest on such principal amount to the redemption date plus (3) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (2) at the rate provided in the 4.5% Note to the redemption date, subject to certain conditions specified in the 4.5% Note. If a Repurchase Event occurs, the holder will have the right, at the holder's option, to require the Company to repurchase all of the 4.5% Note, or any portion thereof, on a repurchase date that is five business days after the date of the holder delivered its notice with respect to such Repurchase Event. The repurchase price will be an amount in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note that the holder has elected to be repurchased plus (2) accrued and unpaid interest on such principal amount to the date of such repurchase plus (3) accrued and unpaid default interest, if any, thereon at the rate provided in the 4.5% Note to the date of such repurchase. If an Event of Default shall have occurred, then the applicable interest rate shall be increased to 6.5% per annum during the period from the date of such Event of Default until the date no Event of Default is continuing. The Company may, at its option, subject to certain conditions, make any payments required to be made by the Company to the holder upon acceleration of the 4.5% Note by reason of certain Events of Default in common shares of the Company. The 4.5% Note above in substance represents a financial instrument other than an outstanding share that embodies a conditional obligation that the issuer must or may settle by issuing a variable number of its equity shares. Because of this, ASC 480 requires the 4.5% Note be carried at fair value, with any subsequent changes in fair value recognized in earnings. Fair value should be determined based on the total number of shares that will be used to settle the amount. The fair value at inception will be the amount of $50,000 divided by 80%. On the date of the issuance and at December 31, 2014 and 2013, the fair value of the 4.5% Note amounted to $62,500. As of December 31, 2014, the Company was not in compliance with the requirements of this indebtedness.
[3]	On June 19, 2013, the Company issued a senior convertible promissory note to Tiger Equity Partners Ltd. ("Tiger") for up to $1,670 (the "Tiger Note"), with an additional financial option of $2,330. The Company has exercised this option and received additional $1,185 financing. The Tiger Note was due on June 19, 2014. Borrowings under this note bear a fixed interest rate of 8% per annum on the unpaid principal balance if paid in cash or 15% per annum on the outstanding principal balance if settled by issuance of shares of the Company, at the option of the Company. The Tiger Note contains anti-dilution adjustments under certain circumstances. At the holder's option, the Tiger Note is convertible into common shares at a conversion price equal to 95% of the arithmetic average of the closing price of the Company's common shares on the five trading days prior to and beginning with the date two business days before the maturity date or the conversion date. During December 2013 the Tiger Note has been converted into 85 common shares, including outstanding accrued interest. However, there was a true up clause obligation regarding the fair value of the shares issued. During 2014 the Company has repaid the true up clause obligation of the relative note. Refer to Note 22 for further details. The Company has been fully released.
[4]	On February 5, 2013, the Company issued a senior convertible promissory note to Good Faith Credit LLC ("Good Faith"), for up to $1,000 (the "Good Faith Note"). The Good Faith Note was due in one balloon payment on August 4, 2014. Borrowings under this Good Faith Note bore a fixed interest rate of 10% per annum on the unpaid principal balance and 5% per annum on the outstanding principal balance and any accrued and unpaid cash interest payable in the Company's common shares or cash, at the option of the Company. The Good Faith Note was convertible into common shares at a conversion price of $922,500 per share at holder's option, at any time and from time to time. During September, 2013 the Good Faith Note converted into 15 common shares, including outstanding accrued interest. The Company has been fully released.
[5]	During December 2013, the Company issued convertible promissory notes to financial institutions totaling $1,470 (the "8% notes"). These 8% notes were due in one balloon payment during September 2014. Borrowings under these 8% notes bore a fixed interest rate of 8% per annum on the unpaid principal balance. These 8% notes were convertible into common shares at a conversion price of 65% of average of the lowest 3 Trading prices during 10 trading day period at holder's option, at any time and from time to time. As of December 31, 2013 the full amount of these 8% notes were outstanding .As of December 31, 2014 the full amount of these 8% notes has been converted into shares. The Company has been fully released. During January 2014, the Company issued convertible notes to Asher Enterprises Inc., for up to $207. These notes were due in October 2014 and November 2014 by the issuance of common shares, par value $0.01, at 65% of the average of the lowest 3 trading prices during 10 trading day period prior to the conversion date. The notes above in substance represents a financial instrument other than an outstanding share that embodies a conditional obligation that the issuer must or may settle by issuing a variable number of its equity shares. Because of this, ASC 480 requires these notes be carried at fair value, with any subsequent changes in fair value recognized in earnings. The Company determined the fair value for these notes using the discount share conversion price of 35%. The fair value at inception will be the amount of $207 divided by 65%. Moreover, according to the clauses of the specific agreements, the holder of the note requested an additional default principal amount of $138. Borrowings under these notes bore fixed interest rate 8%. During July and August 2014, the notes have been fully converted. The Company has been fully released.On February 26, 2014, May 12, 214, August 4, 2014 and August 18, 2014, the Company issued convertible promissory notes to financial institutions totaling $7,736 (the "8% notes"). These 8% notes are each due in one balloon payment on February 26, 2016, May 12, 2015, August 4, 2015 and August 18, 2015. Borrowings under these 8% notes bear a fixed interest rate of 8% per annum on the unpaid principal balance. These 8% notes are convertible into common shares at a conversion price of 65% of average of the lowest 3 trading prices during 10 trading day period at holder's option, at any time and from time to time. As of December 31, 2014 an amount of $207 of these 8% notes has been converted into shares and $2,305 has been paid in cash. The 8% notes above in substance represents a financial instrument other than an outstanding share that embodies a conditional obligation that the issuer must or may settle by issuing a variable number of its equity shares. Because of this, ASC 480 requires the 8% notes be carried at fair value, with any subsequent changes in fair value recognized in earnings. The Company determined the fair value for the 8% notes using the discount share conversion price of 35%, the price at December 31, 2014 and the variable number of shares to be received. The fair value at inception was $11,901 based on dividing $7,736 by 65%. As of December 31, 2014, the amount of $8,200 is still outstanding to be converted. During December 2013, the Company assumed a convertible promissory note upon the acquisition of VPP totaling $55 (the "4.4% note"). The 4.4% note was due in one balloon payment during October 2014. Borrowings under the 4.4% note bear a fixed interest rate of 4.4% per annum on the unpaid principal balance. The 4.4% note was payable in monthly installments of $5 including interest. The note was collateralized by certain equipment. As of December 31, 2014, the full amount of the note has been paid and the Company has been fully released.
[6]	On December 23, 2013 and January 3, 2014, the Company issued convertible debentures to Dominion Capital LLC, for up to $500. The Dominion debenture was due on December 23, 2014 and January 3, 2015. Borrowings under this debenture bear a fixed interest rate of 12% per annum on the unpaid principal balance if paid in cash. The Dominion debenture also contains interest and anti-dilution adjustments under certain circumstances. The Dominion debenture is convertible into common shares at a conversion price equal to the lesser of a) $33,750 per share and b) 70% of average of the lowest 3 VWAP during 15 trading day period at holder's option, at any time and from time to time. As of December 31, 2013, the full amount of the Dominion debentures was outstanding. As of December 31, 2014, the full amount of both the Dominion debentures have been converted into shares. In addition the financial instruments of $400 that the Company recorded associated with the convertible debentures has been released according to the agreement with Dominion Capital LLC, refer also to Note 22. The Company has been released for the 12% convertible debenture dated December 23, 2013 along with the related attached warrants and the financial instrument. As of December 31, 2014, the warrants attached to the January 3, 2014 Dominion debenture are still outstanding, refer also to Note 22. On May 14, 2014, the Company issued a promissory note to Pallas Management LLC for up to $5,000. Borrowings under this promissory note bear a fixed interest rate of 12% per annum on the unpaid principal balance. The promissory note has a maturity date of November 30, 2014, which was amended on November 14, 2014 to mature on November 30, 2015. This unsecured convertible note is converted into common shares at a conversion price 80% the average of the closing prices for the 10 trading days immediately prior but not including the date of issuance of the shares. As of December 31, 2014 the amount received from this unsecured convertible note was $5,000. Because the note is convertible into a variable number of shares, the Note is required to be carried at fair value pursuant to ASC 480 Fair value is determined by dividing the principal amount of $5,000 by 80%. On October 24, 2014, the Company issued an unsecured convertible note to F&S Capital Partners Ltd. for up to $475. Borrowings under this unsecured convertible note bear a fixed interest rate of 12% per annum on the unpaid principal balance. The unsecured convertible note has maturity date October 23, 2015. This unsecured convertible note is convertible into common shares at a conversion price of the closing price the trading date immediately prior but not including the date of issuance of the shares. As of December 31, 2014 the amount received and outstanding of this unsecured convertible note was $26.
[7]	On December 27, 2013, the Company issued three unsecured convertible notes to NM Dauphin & Company Limited, Ray Capital Inc. and Tiger Capital Partners Ltd. for up to $20,000. The three notes were due in 60 days by issuance of common shares par value $0.01 at a conversion price equal to the average of the closing prices for the 10 trading days immediately prior to but not including the date of issuance of the shares. The three notes were amended and the conversion price is equal to the closing price immediately prior to but not including the date of issuance of the shares and bear an interest rate of 10% and any accrued and unpaid interest is payable in quarterly installments concluding with the final instalments on final repayment date. Moreover, these unsecured convertible notes contain a true up clause for a period of five years. During 2014, the convertible note with Ray Capital Inc. was amended to be guaranteed by one of the Company's vessels, Newlead Castellano. As of December 31, 2014, the convertible note with Ray Capital Inc has been fully converted and the true up clause liability is still outstanding, refer to Note 22. As of December 31, 2014, the convertible note with Tiger Capital Partners Ltd. has an amount of $472 still not converted in shares and a true up clause liability is still outstanding, refer to Note 22. As of December 31, 2014, the full amount of the convertible note with NM Dauphin & Company Limited remains outstanding. During August and September 2014, the Company issued convertible notes to Oppenheim & Co. Limited, Oppenheim Capital Ltd and Cheyenne Holding Ltd, for up to $2,190, $2,500 and $1,250, respectively. These notes are due in August 2016 and September 2017 by the issuance of common shares, par value $0.01, at the trading price of the common shares prior to issuance. Borrowings under these 10% notes bear a fixed interest rate of 10% per annum on the unpaid principal balance and any accrued and unpaid interest is payable in quarterly installments concluding with the final installments on final repayment date. The notes with Oppenheim Capital Ltd and Cheyenne Holding Ltd were amended to be guaranteed by one of the Company's vessels, Newlead Castellano.
[8]	On September 13, 2013 and December 9, 2013 the Company issued senior secured notes to Pallas Holding LLC and Pallas Highwall Mining LLC, for up to $15,000 and $24,000, respectively (the "Pallas Notes"). The Pallas Notes were due on December 31, 2014 by the option of wire transfer or issuance of common shares, par value $0.01. Borrowings under the Pallas Notes bear fixed interest rate of 8% and 3.9%, respectively. The Pallas Notes are convertible into common shares at a conversion price equal to the average of the 60 trading days and 10 trading days, respectively. On January 5, 2015 the conversion price of the $24,000 note was amended to be the closing price of the trading day immediately prior to the date of issuance of shares for the note of $24,000. As security for the $24,000 senior secured note Pallas Highwall Mining LLC pledged the 100% of the membership interest in Viking Prep Plant LLC, which were acquired through this senior secured note, has been pledged back to Pallas Highwall Mining LLC, until the full value of the note is received. In relation to $15,000 note, the Company paid (i) $125 of principal on the senior secured promissory note in cash and (ii) $5,875 of principal on the note through issuing 35 shares of the Company's common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $9,000, which amount is to be paid quarterly commencing on September 30, 2013, with each quarterly payment to be a principal amount of $1,500 plus accrued but unpaid interest thereon. Effective December 31, 2014, an amendment to the VAG unit purchase agreement was executed with the seller which reduced the purchase price for the VAG membership interest to $3,300, as a result of the inability of the seller to extend the mineral lease that covered a significant portion of the subject minerals, which was one of the post-closing conditions of the acquisition, and due to a downturn in market conditions. During the fiscal year 2014, the obligations in respect of the note issued for the VAG acquisition, had been fully repaid and as a consequence the Company was released. In relation to $24,000 senior secured note, the Company paid $10,000 of principal on the senior secured promissory note through issuing 207 shares of the Company's common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $14,000, which amount is to be paid quarterly commencing on December 31, 2013, with each quarterly payment to be a principal amount of $2,800 plus accrued but unpaid interest thereon. As of December 31, 2014, the amount of the outstanding Pallas Notes outstanding is $0 and $8,400 respectively. During 2014, the Company issued 27,009,348 shares for the total amount of installments and accrued interest of $4,372. However, there is a true up clause regarding the fair value of the shares issued related to $24,000 senior secured note. Refer to Note 22 for further details. As of December 31, 2013, the amount of the outstanding Pallas Notes outstanding was $6,000 and $11,200, respectively. During 2013, the Company issued 114 shares for the total amount of installments and accrued interest of $6,020.
[9]	During February 2014, the Company issued convertible notes to various financial institutions, for up to $450. These notes were due in February 2015 by the issuance of common shares, par value $0.01, at the 65% of the lowest reported sale price of the common stock for the twenty trading business days immediately prior to voluntary conversion date. Borrowings under these notes bore fixed interest rate of 10%. Because of this, ASC 480 requires these notes be carried at fair value, with any subsequent changes in fair value recognized in earnings. The Company determined the fair value for these notes by dividing the par amount of $450 by 65%. During October through December 2014, the notes were fully converted into shares and the Company has been fully released.